17 Borrowings and financing (Details 1)	12 Months Ended
Dec. 31, 2020
Local currency [member] | 10th issue debentures [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Own funds
Maturity	2020
Annual interest rates	TJLP +1.92% (Series 1 and 3) and 9.53% (Series 2)
Inflation adjustment	IPCA (Series 2)
Local currency [member] | 12th issue debentures [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Own funds
Maturity	2025
Annual interest rates	TR + 9.5%
Local currency [member] | 14th issue debentures [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Own funds
Maturity	2022
Annual interest rates	TJLP +1.92% (Series 1 and 3) and 9.19% (Series 2)
Inflation adjustment	IPCA (Series 2)
Local currency [member] | 17th issue debentures [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Own funds
Maturity	2023
Annual interest rates	CDI +0.75% (Series 1) and 4.5% (Series 2) and4.75% (Series 3)
Inflation adjustment	IPCA (Series 2 and 3)
Local currency [member] | 18th issue debentures [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Own funds
Maturity	2024
Annual interest rates	TJLP 1.92% (Series 1 and 3) and 8.25% (Series 2)
Inflation adjustment	IPCA (Series 2)
Local currency [member] | 21st issue debentures [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Own funds
Maturity	2022
Annual interest rates	CDI + 0.60% e CDI+ 0.90%
Local currency [member] | 22nd issue debentures [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Own funds
Maturity	2025
Annual interest rates	CDI +0.58% (Series 1) and CDI + 0.90% (Series 2) and 6.0% (Series 3)
Inflation adjustment	IPCA (Series 3)
Local currency [member] | 23rd issue debentures [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Own funds
Maturity	2027
Annual interest rates	CDI +0.49% (Series 1) and CDI + 0.63% (Series 2)
Local currency [member] | 24th issue debentures [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Own funds
Maturity	2029
Annual interest rates	3.20% (Series 1) and 3.37% (Series 2)
Inflation adjustment	IPCA (Series 1 and 2)
Local currency [member] | 25th issue debentures [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Own funds
Maturity	2021
Annual interest rates	CDI + 3.3%
Local currency [member] | 26th issue debentures [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Own funds
Maturity	2030
Annual interest rates	4.65% (series 1) and 4.95% (series 2)
Inflation adjustment	IPCA (series 1 and 2)
Local currency [member] | 27th issue debentures [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Own funds
Maturity	2027
Annual interest rates	CDI +1.60% (Series 1) and CDI + 1.80% (Series 2) and 2.25% (Series 3)
Local currency [member] | Brazilian federal savings bank [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Own funds
Maturity	2021/2042
Annual interest rates	5% to 9.5%
Inflation adjustment	TR
Local currency [member] | Brazilian Development Bank - BNDES PAC [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Own funds
Maturity	2023
Annual interest rates	TJLP+1.82%
Local currency [member] | Brazilian Development Bank - BNDES PAC II 9751 [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Own funds
Maturity	2027
Annual interest rates	TJLP+1.72%
Local currency [member] | Brazilian Development Bank - BNDES PAC II 9752 [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Own funds
Maturity	2027
Annual interest rates	TJLP+1.72%
Local currency [member] | Brazilian Development Bank - BNDES ONDA LIMPA [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Own funds
Maturity	2025
Annual interest rates	TJLP+1.92%
Local currency [member] | Brazilian Development Bank - BNDES TIETE III [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Own funds
Maturity	2028
Annual interest rates	TJLP+1.66%
Local currency [member] | Brazilian Development Bank - BNDES 2015 [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Own funds
Maturity	2035
Annual interest rates	TJLP+2.18%
Local currency [member] | Other [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Own funds
Maturity	2025
Annual interest rates	3% (FEHIDRO) and TJLP + 1.5% (FINEP)
Local currency [member] | Inter-American Development Bank - BID 2202 [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Government
Maturity	2035
Annual interest rates	CDI+0.86%
Local currency [member] | Brazilian Development Bank - BNDES 2014 [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Own funds
Maturity	2026
Annual interest rates	TJLP+1.76%
Local currency [member] | Leases (Concession Agreements, Program Contracts and Contract Assets) [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2035
Annual interest rates	7.73% to 10.12%
Inflation adjustment	IPC
Local currency [member] | Leases (Others) [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Annual interest rates	4.24% to 9.29%
Local currency [member] | Inter-American Development Bank - BID INVEST [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Own funds
Maturity	2034
Annual interest rates	CDI+1.90% and CDI+2.70%
Foreign currency [member] | Inter-American Development Bank - BID 1212 [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Government
Maturity	2025
Annual interest rates	3.31%	[1]
Exchange rate changes	US$
Foreign currency [member] | International Bank for Reconstruction and Development - BIRD [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Government
Maturity	2034
Annual interest rates	2.85%	[1]
Exchange rate changes	US$
Foreign currency [member] | JICA 15 [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Government
Maturity	2029
Annual interest rates	1.8% and 2.5%
Exchange rate changes	Yen
Foreign currency [member] | JICA 18 [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Government
Maturity	2029
Annual interest rates	1.8% and 2.5%
Exchange rate changes	Yen
Foreign currency [member] | JICA 17 [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Government
Maturity	2035
Annual interest rates	1.2% and 0.01%
Exchange rate changes	Yen
Foreign currency [member] | JICA 19 [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Government
Maturity	2037
Annual interest rates	1.7% and 0.01%
Exchange rate changes	Yen
Foreign currency [member] | BID 1983AB [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2023
Annual interest rates	2.08% to 2.38%	[1]
Exchange rate changes	US$
Foreign currency [member] | Inter-American Development Bank - BID 4623 [member]
Disclosure of detailed information about borrowings [line items]
Guarantees	Government
Maturity	2044
Annual interest rates	1.12%	[1]
Exchange rate changes	US$

[1]	Rates comprising LIBOR + contractually defined spread.